TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
TRADE AND OTHER PAYABLES
Trade And Other Paybles
	2021	2020
	$	$
Trade Payables	55,390	73,447
Accrued Liabilities	79,735	74,150

	135,125	147,597